Equity accounted investments - Summary of Financial Statements of Rand Refinery (Details) - ZAR (R) R in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers					R 129,554	R 112,292		R 114,849
Total comprehensive income					(3,833)	(5,172)		(34,445)
Non-current assets	R 89,679	[1]	R 81,119		88,984	89,679	[1]	81,119
Current assets	48,409	[1]	61,822		60,753	48,409	[1]	61,822
Non-current liabilities	(68,848)	[1]	(54,927)		(71,412)	(68,848)	[1]	(54,927)
Current liabilities	(20,951)	[1]	(36,407)		(34,158)	(20,951)	[1]	(36,407)
Fair value adjustment					(5)	113		(108)
Equity-accounted investments	7,323	[1]	7,148		6,560	7,323	[1]	7,148
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	1,065		853		1,344	1,065		853
Dividends received	0		(221)	R (116)	0	(221)		(233)
Fair value adjustment					(36)	(36)		(36)
Reconciling items					(26)	(42)		(41)
Equity-accounted investments	766		660	R 578	R 1,282	766		660
Proportion of ownership interest in associate					44.40%
Separate | Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers					R 2,644	2,129		1,738
Total comprehensive income					1,140	735		708
Non-current assets	803		761		923	803		761
Current assets	2,238		1,890		2,956	2,238		1,890
Non-current liabilities	(117)		(44)		(103)	(117)		(44)
Current liabilities	(529)		(688)		(752)	(529)		(688)
Net assets (liabilities)	R 2,395		R 1,919		R 3,024	R 2,395		R 1,919

[1]	Amount for 31 December 2024 was revised (see note 16.2)